Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Operating Segments [Abstract]
Summary of segmental information
	Three Months Ended March 31,
	2013	2012
Grant Revenue
Vaccines/BioDefense	$829,849	$597,605
BioTherapeutics	70,505	49,813
Total	$900,354	$647,418

Loss from Operations
Vaccines/BioDefense	$(30,995)	$(128,366)
BioTherapeutics	(457,625)	(726,042)
Corporate	(599,277)	(586,582)
Total	$(1,087,897)	$(1,440,990)

Amortization and Depreciation Expense
Vaccines/BioDefense	$27,667	$27,997
BioTherapeutics	28,395	28,840
Corporate	436	507
Total	$56,498	$57,344

Interest Income
Corporate	$483	$2,235

Stock-Based Compensation
Vaccines/BioDefense	$11,121	$2,130
BioTherapeutics	21,036	56,240
Corporate	47,335	59,064
Total	$79,492	$117,614

	As of March 31, 2013	As of December 31, 2012

Identifiable Assets
Vaccines/BioDefense	$936,695	$628,494
BioTherapeutics	519,391	566,111
Corporate	2,795,789	3,510,499
Total	$4,251,875	$4,705,104

	For the Year Ended December 31,
	2012	2011
Revenues
Vaccines/BioDefense	$2,919,677	$2,010,234
BioTherapeutics 1	224,943	5,652,588
Total	$3,144,620	$7,662,822

Loss from Operations
Vaccines/BioDefense	$(33,636)	$(154,395)
BioTherapeutics	(2,203,721)	(1,278,156)
Corporate	(2,453,311)	(1,527,644)
Total	$(4,690,668)	$(2,960,195)

Amortization and Depreciation Expense
Vaccines/BioDefense	$38,589	$42,640
BioTherapeutics	190,003	181,213
Corporate	2,038	2,174
Total	$230,630	$226,027

Interest Income
Corporate	$6,202	$7,444

Stock-Based Compensation
Vaccines/BioDefense	$44,484	$78,622
BioTherapeutics	84,020	426,666
Corporate	333,666	210,517
Total	$462,170	$715,805

	As of December 31,
	2012	2011
Identifiable Assets
Vaccines/BioDefense	$628,494	$689,266
BioTherapeutics	566,111	753,767
Corporate	3,510,499	6,780,625
Total	$4,705,104	$8,223,658

1	BioTherapeutics revenues for 2011 includes the receipt of a $5 million licensing fee from Sigma-Tau in July 2011.